Document and Entity Information	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	1-4801
Entity Registrant Name	BARNES GROUP INC.
Entity Central Index Key	0000009984
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0247840
Entity Address, Address Line One	123 Main Street
Entity Address, City or Town	Bristol
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06010
City Area Code	860
Local Phone Number	583-7070
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	B
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false